Commitments, contingent liabilities and other	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments, contingent liabilities and other
27.	Commitments, contingent liabilities and other

(1)	Loan commitments

Subsidiaries in the Financial Services segment have entered into loan agreements with their customers in accordance with the condition of the contracts. As of March 31, 2016, the total unused portion of the lines of credit extended under these contracts was 30,611 million yen. The aggregate amounts of future year-by-year payments for these loan commitments cannot be determined.

(2)	Purchase commitments and other

Purchase commitments and other outstanding as of March 31, 2016 amounted to 420,250 million yen. The major components of these commitments are as follows:

Certain subsidiaries in the Pictures segment have entered into agreements with creative talent for the development and production of motion pictures and television programming as well as agreements with third parties to acquire completed motion pictures, or certain rights therein, and to acquire the rights to broadcast certain live action sporting events. These agreements cover various periods mainly within three years. As of March 31, 2016, these subsidiaries were committed to make payments under such contracts of 138,586 million yen.

As discussed in Note 23 and under the Guarantees section below, a subsidiary in the Music segment has entered into the Music Publishing Purchase Agreements with the third-party investor to obtain full ownership of the U.S.-based music publishing subsidiary, the closing of which is subject to certain conditions including regulatory approval. As of March 31, 2016, the subsidiary was committed to make payments of 750 million U.S. dollars under the Music Publishing Purchase Agreements.

Certain subsidiaries in the Music segment have entered into long-term contracts with recording artists, songwriters and companies for the future production, distribution and/or licensing of music product. These contracts cover various periods mainly within five years. As of March 31, 2016, these subsidiaries were committed to make payments of 54,198 million yen under such long-term contracts.

A subsidiary in the Game & Network Services segment has entered into long-term contracts for programming content. These contracts cover various periods mainly up to four years. As of March 31, 2016, this subsidiary was committed to make payments of 25,741 million yen under such long-term contracts.

Sony has entered into long-term sponsorship contracts related to advertising and promotional rights. These contracts cover various periods mainly within three years. As of March 31, 2016, Sony has committed to make payments of 15,727 million yen under such long-term contracts.

The schedule of the aggregate amounts of year-by-year payment of purchase commitments during the next five fiscal years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions
2017	279,201
2018	67,192
2019	39,889
2020	14,265
2021	8,685
Later fiscal years	11,018

Total	420,250

(3)	Litigation

In October 2009, Sony Corporation’s U.S. subsidiary, Sony Optiarc America Inc., received a subpoena from the U.S. Department of Justice (“DOJ”) seeking information about its optical disk drive business. Sony understands that the European Commission and certain other governmental agencies outside the United States also opened investigations of competition in the optical disk drives market. In March 2014, the DOJ notified Sony that it had closed its investigation. In October 2015, the European Commission adopted a decision in which it fined Sony Corporation, its subsidiary in Japan, Sony Optiarc Inc., and two other subsidiaries 31 million euros. In December 2015, Sony filed an appeal with the European Union’s General Court. Sony understands that the investigations by several other agencies have now ended, but one other agency continues to investigate. A number of direct and indirect purchaser lawsuits, including class actions, have been filed in certain jurisdictions, including the United States, in which the plaintiffs alleged that Sony Corporation and certain of its subsidiaries violated antitrust laws and sought recovery of damages and other remedies. Although certain of these lawsuits have reached a settlement, including the class action brought by the direct purchasers in the United States, certain other lawsuits continue. Based on the remaining investigation and cases, it is not possible to estimate the amount of losses or range of possible losses, if any, that might ultimately result from adverse judgments, settlements or other resolution of all of these matters.

In May 2011, Sony Corporation’s U.S. subsidiary, Sony Electronics Inc., received a subpoena from the DOJ Antitrust Division seeking information about its secondary batteries business. Sony understands that the European Commission and certain other governmental agencies outside the United States also opened investigations of competition in the secondary batteries market. The DOJ has notified Sony that it has closed its investigation, but the European Commission and one other agency continue to investigate. A number of direct and indirect purchaser lawsuits, including class actions, have been filed in certain jurisdictions, including the United States, in which the plaintiffs allege that Sony Corporation and certain of its subsidiaries violated antitrust laws and seek recovery of damages and other remedies. Although certain of these lawsuits have reached a settlement, including the class actions brought by the direct purchasers and the indirect purchasers in the United States, the proposed settlements of which are pending court approvals, other lawsuits continue. Based on the stage of these proceedings, it is not possible to estimate the amount of losses or range of possible losses, if any, that might result from adverse judgments, settlements or other resolution of all of these matters.

A Sony subsidiary outside Japan is subject to a non-Japanese customs investigation in connection with the import and export of certain HE&S products. Sony is cooperating with the relevant government authorities. Based on the stage of this investigation and information currently available, it is not possible to estimate the amount of losses or range of possible losses, if any, that might ultimately result from adverse judgments, settlements or other resolution of this investigation.

In addition, Sony Corporation and certain of its subsidiaries are defendants or otherwise involved in other pending legal and regulatory proceedings. However, based upon the information currently available, Sony believes that the outcome from such legal and regulatory proceedings would not have a material impact on Sony’s results of operations and financial position.

(4)	Guarantees

Sony has issued guarantees that contingently require payments to guaranteed parties if certain specified events or conditions occur. The maximum potential amount of future payments under these guarantees as of March 31, 2016 amounted to 38,565 million yen. The major components of these guarantees are as follows:

As discussed in Note 23, Sony has agreed to repay the outstanding principal plus accrued interest up to a maximum of 260.5 million U.S. dollars to the creditor of the third-party investor of Sony’s U.S.-based music publishing subsidiary should the third-party investor default on its obligation. The obligation of the third-party investor is collateralized by its 50% interest in Sony’s music publishing subsidiary. Should Sony have to make a payment under the terms of the guarantee, Sony would assume the creditor’s rights to the underlying collateral. As of March 31, 2016, the fair value of the collateral exceeded 260.5 million U.S. dollars. Sony entered into the Music Publishing Purchase Agreements with the third-party investor to obtain full ownership of the U.S.-based music publishing subsidiary. Under the terms of the Music Publishing Purchase Agreements, Sony will pay the third-party investor a lump sum payment of 733 million U.S. dollars upon closing plus 17 million U.S. dollars of distributions to which the subsidiary previously committed. The closing of the transaction is subject to certain closing conditions, including regulatory approval. Upon the successful close of the transaction, the guarantee provided to the creditor of the third-party investor will be terminated.

In addition to the above, Sony issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period or term. The changes in product warranty liability for the fiscal years ended March 31, 2014, 2015 and 2016 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Balance at beginning of the fiscal year	66,776	79,718	75,129
Additional liabilities for warranties	83,959	87,902	83,227
Settlements (in cash or in kind)	(72,230)	(78,356)	(81,462)
Changes in estimate for pre-existing warranty reserve	(6,070)	(13,731)	(6,440)
Translation adjustment	7,283	(404)	(3,511)

Balance at end of the fiscal year	79,718	75,129	66,943